UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                               CLASSIC VALUES FUND
--------------------------------------------------------------------------------

                        ANNUAL REPORT | NOVEMBER 30, 2003

                              [LOGO] Smith Barney
                                     Mutual Funds

                              Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED O MAY LOSE VALUE
--------------------------------------------------------------------------------

[PHOTO OMITTED]

ROBERT A. OLSTEIN
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
SUB-ADVISER
OLSTEIN & ASSOCIATES, L.P.

ROBERT A. OLSTEIN
--------------------------------------------------------------------------------

The fund's sub-adviser is Olstein & Associated, L.P. Robert A. Olsen is responsible for the day-to-day management of the fund's portolio. He has more than 35 years of securities business experience.

Education: BA from Michigan State University in Mathematics and an MBA from Michigan State University.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The fund seeks long-term capital appreciation as its primary objective. Current income is a secondary objective.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
April 14, 2003

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
35 years

--------------------------------------------------------------------------------
Annual Report o November 30, 2003

SMITH BARNEY
CLASSIC VALUES FUND

--------------------------------------------------------------------------------

What's Inside

Letter from the Chairman ..................................................    1

Fund Performance ..........................................................    4

Historical Performance ....................................................    5

Schedule of Investments ...................................................    6

Schedule of Securities Sold Short .........................................    9

Statement of Assets and Liabilities .......................................   10

Statement of Operations ...................................................   11

Statement of Changes in Net Assets ........................................   12

Notes to Financial Statements .............................................   13

Financial Highlights ......................................................   18

Independent Auditors' Report ..............................................   19

Additional Information ....................................................   20

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

I am pleased to report that your fund, the Smith Barney Classic Values Fund (Class A Shares), performed quite well since its inception on April 14, 2003. Excluding sales charges, these shares gained 37.28% for the period since inception through November 30, 2003, outperforming the fund's benchmark, the unmanaged S&P 500 Index,(i) which returned 20.87% for the same period. In comparison, the fund's Lipper multi-cap value funds category average returned 20.49% for the seven-month period ended November 30, 2003.(1)

Our Philosophy

The fund seeks long-term capital appreciation as its primary objective and current income as a secondary objective. When considering a stock for the portfolio, we assess downside risk before measuring upside potential. We examine and analyze the numbers in financial statements looking for early warning alerts of impending problems, rather than relying on company management to warn us. We typically invest with a three- to five-year time horizon, searching for companies that we believe are incorrectly priced in the market because of a herd mentality.

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                             AS OF NOVEMBER 30, 2003
                            (excluding sales charges)

--------------------------------------------------------------------------------
                                                                 Since Inception
                                                    6 Months       on 4/14/03
--------------------------------------------------------------------------------
  Class A Shares                                     21.13%          37.28%
--------------------------------------------------------------------------------
  S&P 500 Index                                      10.80%          20.87%
--------------------------------------------------------------------------------
  Lipper Multi-Cap Value Funds Category Average      12.14%          20.49%*
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other share classes will vary.

The S&P 500 Index comparison begins on April 14, 2003. All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

* The return "since inception" for the Lipper category referenced is based on the 7-month period ended November 30, 2003.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are calculated among 482 and 477 funds for the 6- and 7-month periods, respectively, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 7-month period ended November 30, 2003, calculated among 477 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


           1   Smith Barney Classic Values Fund | 2003 Annual Report

Positive Fund Performance Amidst an Improving Economic Environment

At the inception of the fund in April 2003, after the end of the major combat phase of the war in Iraq, business and economic fundamentals began to show signs that the bear market for stocks that had dominated the previous three years was finally nearing an end. New federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors while key interest rates continued to hover near record lows. As the fiscal year progressed, these factors contributed to a developing stock market rally that produced significant gains for many sectors of the economy.

Since its inception through the end of November, 2003, the fund maintained portfolio overweightings in the consumer discretionary, industrials and materials sectors, with underweightings in the consumer staples, energy, financials, healthcare, information technology and telecommunications services sectors, and did not hold any shares of companies in the utilities sector.

Contributors to the fund's performance during the period included shares of Tyco International Ltd. in industrials, Atmel Corp. in information technology, and consumer discretionary holdings WMS Industries Inc. and Scientific Games Corp., Class A Shares. While the fund's performance for the period was positive, some holdings detracted from returns. Holdings in the fund's portfolio that hurt performance included a short position in JetBlue Airways Corp. in industrials, consumer discretionary stock Payless ShoeSource, Inc., consumer staples holding Winn-Dixie Stores, Inc., Mattel, Inc. in consumer discretionary and healthcare stock Schering-Plough Corp.

At the close of the period, the fund's largest weightings were in Tyco International, Safeway Inc., Tenet Healthcare Corp., Scientific Games Corp., Class A Shares and the Manitowoc Co., Inc.

Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Trustee Emeritus, and James J. Crisona, Trustee Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, 2003, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

Information About Your Fund

In recent months, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.


           2   Smith Barney Classic Values Fund | 2003 Annual Report

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 12, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of November 30, 2003 were: Tyco International Ltd. (2.73%); Safeway Inc. (2.22%); Tenet Healthcare Corp. (2.08%); Scientific Games Corp. (2.01%); the Manitowoc Co., Inc. (1.96%); McDonald's Corp. (1.78%); WMS Industries Inc. (1.73%); Adaptec, Inc. (1.70%); Hasbro, Inc. (1.68%); Payless ShoeSource, Inc. (1.65%). Please refer to pages 6 through 9 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

The fund's sub-adviser is Olstein & Associates, L.P.

(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


           3   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Average Annual Total Returns+ (unaudited)
================================================================================

                                              Without Sales Charges(1)
                                    --------------------------------------------
                                      Class A     Class B     Class L    Class Y
================================================================================
Inception* through 11/30/03++         37.28%      36.58%      36.58%     36.58%
================================================================================

                                                With Sales Charges(2)
                                    --------------------------------------------
                                      Class A     Class B     Class L    Class Y
================================================================================
Inception* through 11/30/03++         30.42%      31.58%      34.17%     36.58%
================================================================================

================================================================================
Cumulative Total Returns+ (unaudited)
================================================================================

                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 11/30/03)                           37.28%
--------------------------------------------------------------------------------
Class B (Inception* through 11/30/03)                           36.58
--------------------------------------------------------------------------------
Class L (Inception* through 11/30/03)                           36.58
--------------------------------------------------------------------------------
Class Y (Inception* through 11/30/03)                           36.58
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*     Inception date for Class A, B, L and Y shares is April 14, 2003.

++ Total return is not annualized, as it may not be representative of the total return for the year.


           4   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Historical Performance (unaudited)
================================================================================

Value of $10,000 Invested in Class A, B, L and Y Shares of the
Smith Barney Classic Values Fund vs. S&P 500 Index+

--------------------------------------------------------------------------------
                          April 2003 -- November 2003

  [The following table was depicted as a line chart in the printed material.]

                   Smith Barney          Smith Barney          Smith Barney          Smith Barney
               Classic Values Fund   Classic Values Fund   Classic Values Fund   Classic Values Fund
                  Class A Shares        Class B Shares        Class L Shares        Class Y Shares     S&P 500 Index
               -------------------   -------------------   -------------------   -------------------   -------------
Apr 14, 2003          9500                   10000                  9896                 10000             10000
    Apr 2003          9958                   10482                 10373                 10482             10363
    May 2003         10767                   11325                 11207                 11333             10908
   June 2003         10950                   11509                 11389                 11518             11048
   July 2003         11392                   11965                 11840                 11781             11242
    Aug 2003         11933                   12526                 12396                 12070             11461
    Sep 2003         11792                   12368                 12240                 12053             11340
    Oct 2003         12658                   13272                 13134                 13184             11981
Nov 30, 2003         13042                   13158                 13417                 13658             12086

+ Hypothetical illustration of $10,000 invested in Class A, B, L and Y shares on April 14, 2003 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively; and the deduction of the maximum 5.00% and 1.00% CDSC for Class B and L shares, respectively. It also assumes reinvestment of dividends and capital gains, if any, through November 30, 2003. The S&P 500 Index is composed of 500 widely held common stocks. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


           5   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Schedule of Investments                                        November 30, 2003
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================
COMMON STOCK -- 89.1%

Aerospace and Defense -- 0.8%
      11,000       General Dynamics Corp.                           $    889,570
--------------------------------------------------------------------------------
Banks -- 3.2%
      12,000       Bank of America Corp.                                 905,160
      28,000       Comerica Inc.                                       1,460,200
      47,700       KeyCorp                                             1,325,583
--------------------------------------------------------------------------------
                                                                       3,690,943
--------------------------------------------------------------------------------
Beverages -- 1.6%
      15,200       Adolph Coors Co., Class B Shares                      837,672
      42,300       Pepsi Bottling Group, Inc.                            976,284
--------------------------------------------------------------------------------
                                                                       1,813,956
--------------------------------------------------------------------------------
Biotechnology -- 1.1%
      55,600       MedImmune, Inc.+                                    1,323,280
--------------------------------------------------------------------------------
Building Products -- 0.7%
      28,000       Crane Co.                                             814,520
--------------------------------------------------------------------------------
Chemicals -- 1.0%
      49,400       Cambrex Corp.                                       1,198,444
--------------------------------------------------------------------------------
Commercial Services and Supplies -- 1.7%
      33,500       Automatic Data Processing, Inc.                     1,280,705
      26,000       John H. Harland Co.                                   712,400
--------------------------------------------------------------------------------
                                                                       1,993,105
--------------------------------------------------------------------------------
Communications Equipment -- 3.7%
     120,300       3Com Corp.+                                           899,844
      23,739       Andrew Corp.+                                         279,408
      86,500       CommScope, Inc.+                                    1,380,540
     544,200       Lucent Technologies Inc.+*                          1,741,440
--------------------------------------------------------------------------------
                                                                       4,301,232
--------------------------------------------------------------------------------
Computers and Peripherals -- 0.7%
      37,800       Hewlett-Packard Co.                                   819,882
--------------------------------------------------------------------------------
Construction and Engineering -- 0.6%
      27,400       Chicago Bridge and Iron Co. N.V.                      731,580
--------------------------------------------------------------------------------
Containers and Packaging -- 1.5%
      24,700       Bemis Co., Inc.                                     1,123,850
      31,600       Sonoco Products Co.                                   676,240
--------------------------------------------------------------------------------
                                                                       1,800,090
--------------------------------------------------------------------------------
Diversified Financials -- 4.6%
      11,700       The Goldman Sachs Group, Inc.                       1,124,136
     119,100       Janus Capital Group Inc.                            1,656,681
      22,100       Merrill Lynch & Co., Inc.                           1,254,175
      24,200       Morgan Stanley                                      1,337,776
--------------------------------------------------------------------------------
                                                                       5,372,768
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 1.2%
      43,800       CenturyTel, Inc.                                    1,432,260
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


           6   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            November 30, 2003
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================
Electrical Equipment -- 1.5%
      60,600       American Power Conversion Corp.                  $  1,324,716
       7,500       Emerson Electric Co.                                  457,800
--------------------------------------------------------------------------------
                                                                       1,782,516
--------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 1.9%
      61,500       AVX Corp.                                             928,650
      19,000       PerkinElmer, Inc.                                     321,290
      40,300       Technitrol, Inc.+                                     958,737
--------------------------------------------------------------------------------
                                                                       2,208,677
--------------------------------------------------------------------------------
Energy Equipment and Services -- 2.1%
      25,000       Maverick Tube Corp.+                                  462,000
     242,100       Newpark Resources, Inc.+                              973,242
      38,200       Tidewater Inc.                                      1,054,702
--------------------------------------------------------------------------------
                                                                       2,489,944
--------------------------------------------------------------------------------
Food and Drug Retailing -- 2.2%
     125,100       Safeway Inc.+                                       2,595,825
--------------------------------------------------------------------------------
Healthcare Equipment and Supplies -- 1.9%
      57,900       Baxter International Inc.                           1,610,778
       8,000       C.R. Bard, Inc.                                       604,800
--------------------------------------------------------------------------------
                                                                       2,215,578
--------------------------------------------------------------------------------
Healthcare Providers and Services -- 4.5%
      19,000       HCA Inc.                                              796,290
      36,800       Laboratory Corp. of America Holdings+               1,329,216
     166,500       Tenet Healthcare Corp.+                             2,432,565
      14,400       Universal Health Services, Inc.                       774,288
--------------------------------------------------------------------------------
                                                                       5,332,359
--------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 9.1%
     111,900       Boyd Gaming Corp.                                   1,830,684
       4,000       Darden Restaurants, Inc.                               82,840
      81,300       McDonald's Corp.                                    2,083,719
     128,400       Park Place Entertainment Corp.+                     1,343,064
     144,300       Scientific Games Corp., Class A Shares+             2,346,318
      24,000       Wendy's International, Inc.                           931,920
      75,700       WMS Industries Inc.+                                2,021,190
--------------------------------------------------------------------------------
                                                                      10,639,735
--------------------------------------------------------------------------------
Household Durables -- 4.9%
      85,500       American Greetings Corp., Class A Shares+           1,805,760
      59,900       Furniture Brands International, Inc.                1,575,370
      21,900       Stanley Furniture Co., Inc.                           698,829
      38,700       Universal Electronics Inc.+                           528,216
      17,000       Whirlpool Corp.                                     1,161,440
--------------------------------------------------------------------------------
                                                                       5,769,615
--------------------------------------------------------------------------------
Household Products -- 1.1%
      24,600       Kimberly-Clark Corp.                                1,333,812
--------------------------------------------------------------------------------
Industrial Conglomerates -- 2.7%
     139,000       Tyco International Ltd.                             3,190,050
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


           7   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            November 30, 2003
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================
Insurance -- 3.9%
      26,000       The Chubb Corp.                                  $  1,701,700
      13,100       Everest Re Group, Ltd.                              1,076,689
      54,700       Willis Group Holdings Ltd.                          1,807,835
--------------------------------------------------------------------------------
                                                                       4,586,224
--------------------------------------------------------------------------------
Leisure Equipment and Products -- 4.5%
      50,500       Brunswick Corp.                                     1,517,525
      89,000       Hasbro, Inc.                                        1,967,790
      85,800       Mattel, Inc.                                        1,736,592
--------------------------------------------------------------------------------
                                                                       5,221,907
--------------------------------------------------------------------------------
Machinery -- 3.8%
      13,600       Joy Global Inc.+                                      285,600
      85,000       The Manitowoc Co., Inc.                             2,295,000
      21,200       Thomas Industries Inc.                                668,224
      48,300       UNOVA, Inc.+                                        1,155,336
--------------------------------------------------------------------------------
                                                                       4,404,160
--------------------------------------------------------------------------------
Media -- 7.6%
      45,100       Belo Corp., Class A Shares                          1,281,291
      60,000       Gray Television, Inc.                                 777,600
     133,300       The Interpublic Group of Cos., Inc.+                1,899,525
      70,605       Journal Register Co.+                               1,408,570
      15,500       Knight-Ridder, Inc.                                 1,152,890
      22,000       Lee Enterprises, Inc.                                 946,440
      64,600       The Walt Disney Co.                                 1,491,614
--------------------------------------------------------------------------------
                                                                       8,957,930
--------------------------------------------------------------------------------
Multiline Retail -- 1.2%
      55,500       J.C. Penney Co., Inc.                               1,380,840
--------------------------------------------------------------------------------
Multi-Utilities -- 0.8%
      97,600       Williams Cos., Inc.                                   915,488
--------------------------------------------------------------------------------
Oil and Gas -- 1.0%
      42,100       General Maritime Corp.+                               599,504
      81,000       OMI Corp.+                                            596,160
--------------------------------------------------------------------------------
                                                                       1,195,664
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.5%
      12,000       Rayonier Inc.                                         444,960
       2,244       Rayonier Inc. - Escrow Shares                          83,207
--------------------------------------------------------------------------------
                                                                         528,167
--------------------------------------------------------------------------------
Pharmaceuticals -- 1.1%
      40,000       Pfizer Inc.                                         1,342,000
--------------------------------------------------------------------------------
Road and Rail -- 1.6%
      42,315       Arkansas Best Corp.                                 1,327,845
      24,100       Pacer International, Inc.+                            504,413
--------------------------------------------------------------------------------
                                                                       1,832,258
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


           8   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            November 30, 2003
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================
Semiconductor Equipment and Products -- 4.1%
     225,500       Adaptec, Inc.+                                   $  1,986,655
      50,000       Advanced Micro Devices, Inc.+                         899,000
     166,200       Atmel Corp.+                                        1,118,526
     105,700       TriQuint Semiconductor, Inc.+                         854,056
--------------------------------------------------------------------------------
                                                                       4,858,237
--------------------------------------------------------------------------------
Specialty Retail -- 2.9%
      21,400       Jo-Ann Stores, Inc.+                                  429,070
     150,100       Payless ShoeSource, Inc.+                           1,933,288
      35,000       RadioShack Corp.                                    1,090,250
--------------------------------------------------------------------------------
                                                                       3,452,608
--------------------------------------------------------------------------------
Textiles and Apparel -- 1.8%
      18,000       Liz Claiborne, Inc.                                   630,180
      28,700       OshKosh B'Gosh, Inc., Class A Shares                  619,920
       3,500       Polo Ralph Lauren Corp.                               103,880
      17,700       V.F. Corp.                                            730,479
--------------------------------------------------------------------------------
                                                                       2,084,459
--------------------------------------------------------------------------------
                   TOTAL COMMON STOCK
                   (Cost -- $83,521,722)                             104,499,683
================================================================================
    FACE
   AMOUNT                             SECURITY                          VALUE
================================================================================
REPURCHASE AGREEMENT -- 10.9%

$ 12,791,000       State Street Bank and Trust Co., 0.950% due
                     12/1/03; Proceeds at maturity -- $12,792,013;
                     (Fully collateralized by U.S. Treasury Bonds,
                     7.250% due 5/15/16; Market value --
                     $13,048,850) (Cost -- $12,791,000)               12,791,000
================================================================================
                   TOTAL INVESTMENTS -- 100.0%
                   (Cost -- $96,312,722**)                          $117,290,683
================================================================================

+     Non-income producing security.
* A portion of this security has been pledged as collateral for short sale transactions.
**    Aggregate cost for Federal income tax purposes is $96,313,227.


================================================================================
Schedule of Securities Sold Short                              November 30, 2003
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================
      24,900       Computer Sciences Corp.+ (Proceeds -- $977,445)    $1,030,860
================================================================================

+     Non-income producing security.

                       See Notes to Financial Statements.


           9   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Statement of Assets and Liabilities                            November 30, 2003
================================================================================

ASSETS:
     Investments, at value (Cost -- $83,521,722)                                  $ 104,499,683
     Repurchase agreement, at value (Cost -- $12,791,000)                            12,791,000
     Cash                                                                                    69
     Deposits with brokers for short sales (Note 5)                                     617,024
     Receivable for Fund shares sold                                                    518,783
     Receivable for securities sold                                                     231,817
     Dividends and interest receivable                                                  159,830
------------------------------------------------------------------------------------------------
     Total Assets                                                                   118,818,206
------------------------------------------------------------------------------------------------

LIABILITIES:
     Short sales, at value (Proceeds -- $977,445) (Note 5)                            1,030,860
     Payable for securities purchased                                                   618,490
     Management fee payable                                                              93,819
     Distribution plan fees payable                                                      25,905
     Payable for Fund shares reacquired                                                     166
     Accrued expenses                                                                    39,144
------------------------------------------------------------------------------------------------
     Total Liabilities                                                                1,808,384
------------------------------------------------------------------------------------------------
Total Net Assets                                                                  $ 117,009,822
================================================================================================

NET ASSETS:
     Par value of shares of beneficial interest                                   $       7,506
     Capital paid in excess of par value                                             92,670,272
     Accumulated net investment loss                                                    (56,453)
     Accumulated net realized gain from investment transactions and short sales       3,463,951
     Net unrealized appreciation of investments and short sales                      20,924,546
------------------------------------------------------------------------------------------------
Total Net Assets                                                                  $ 117,009,822
================================================================================================

Shares Outstanding:
     Class A                                                                          1,727,203
     -------------------------------------------------------------------------------------------
     Class B                                                                          3,058,406
     -------------------------------------------------------------------------------------------
     Class L                                                                          2,719,619
     -------------------------------------------------------------------------------------------
     Class Y                                                                                351
     -------------------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                               $       15.65
     -------------------------------------------------------------------------------------------
     Class B *                                                                    $       15.57
     -------------------------------------------------------------------------------------------
     Class L *                                                                    $       15.57
     -------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                               $       15.57
     -------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)            $       16.47
     -------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)            $       15.73
================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


           10   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Statement of Operations                  For the Period Ended November 30, 2003+
================================================================================

INVESTMENT INCOME:
     Dividends                                                               $    544,561
     Interest                                                                      56,419
     Less: Foreign withholding tax                                                   (186)
------------------------------------------------------------------------------------------
     Total Investment Income                                                      600,794
------------------------------------------------------------------------------------------

EXPENSES:
     Management fee (Note 2)                                                      525,338
     Distribution plan fees (Note 6)                                              440,377
     Audit and legal                                                              101,837
     Registration fees                                                             73,742
     Shareholder communications (Note 6)                                           48,773
     Custody                                                                       20,069
     Shareholder servicing fees (Note 6)                                           14,032
     Trustees' fees                                                                 3,534
     Dividends payable for short sales                                              3,050
     Other                                                                          5,236
------------------------------------------------------------------------------------------
     Total Expenses                                                             1,235,988
------------------------------------------------------------------------------------------
Net Investment Loss                                                              (635,194)
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND SHORT SALES (NOTES 3 AND 5):
     Realized Gain (Loss) From:
        Investment transactions                                                 4,275,697
        Short sales                                                              (356,399)
------------------------------------------------------------------------------------------
     Net Realized Gain                                                          3,919,298
------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments and Short Sales:
        Beginning of period                                                            --
        End of period                                                          20,924,546
------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                                   20,924,546
------------------------------------------------------------------------------------------
Net Gain on Investments and Short Sales                                        24,843,844
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                       $ 24,208,650
==========================================================================================

+     For the period April 14, 2003 (commencement of operations) to November 30,
      2003.

                       See Notes to Financial Statements.


           11   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Statement of Changes in Net Assets       For the Period Ended November 30, 2003+
================================================================================

OPERATIONS:
     Net investment loss                                          $    (635,194)
     Net realized gain                                                3,919,298
     Increase in net unrealized appreciation                         20,924,546
--------------------------------------------------------------------------------
     Increase in Net Assets From Operations                          24,208,650
--------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                                97,646,255
     Cost of shares reacquired                                       (4,845,083)
--------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions             92,801,172
--------------------------------------------------------------------------------
Increase in Net Assets                                              117,009,822

NET ASSETS:
     Beginning of period                                                     --
--------------------------------------------------------------------------------
     End of period*                                               $ 117,009,822
================================================================================
* Includes accumulated net investment loss of:                    $     (56,453)
================================================================================

+     For the period April 14, 2003 (commencement of operations) to November 30,
      2003.

                       See Notes to Financial Statements.


           12   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Smith Barney Classic Values Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Mid Cap Core Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund and Smith Barney S&P 500 Index Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. Investments in securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) class specific expenses are charged to each class; management fee and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At November 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $123,394 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


           13   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

SBFM has entered into a sub-advisory agreement with Olstein & Associates, L.P. ("Olstein"). Pursuant to the sub-advisory agreement, Olstein is responsible for the day-to-day fund operations and investment decisions for the Fund and is compensated by SBFM for such services at the annual rate of 0.50% of the Fund's average daily net assets up to $1.5 billion, and 0.40% of the Fund's average daily net assets in excess of $1.5 billion.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the period ended November 30, 2003, the Fund paid transfer agent fees of $11,019 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended November 30, 2003, CGM and its affiliates received sales charges of approximately $448,000 on sales of the Fund's Class A shares. In addition, for the period ended November 30, 2003, CDSCs paid to CGM and its affiliates were approximately $41,000 and $4,000 for Class B and L shares, respectively.

For the period ended November 30, 2003, CGM and its affiliates received brokerage commissions of $54,888.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the period ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $98,065,915
--------------------------------------------------------------------------------
Sales                                                                 18,819,890
================================================================================

At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $ 21,552,749
Gross unrealized depreciation                                          (628,708)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 20,924,041
================================================================================


           14   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Short Sales of Securities

A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class. For the period ended November 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                               Class A       Class B     Class L
================================================================================
Rule 12b-1 Distribution Plan Fees              $27,721       $207,263   $205,393
================================================================================

For the period ended November 30, 2003, total Shareholder Servicing fees were as follows:

                                 Class A       Class B       Class L     Class Y
================================================================================
Shareholder Servicing Fees       $2,929        $5,250        $5,851        $2
================================================================================

For the period ended November 30, 2003, total Shareholder Communication expenses were as follows:

                                     Class A     Class B     Class L     Class Y
================================================================================
Shareholder Communication Expenses   $7,883      $21,575     $19,298       $17
================================================================================

7. Shares of Beneficial Interest

At November 30, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


           15   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Transactions in shares of each class were as follows:

                                                        Period Ended
                                                      November 30, 2003+
                                                ------------------------------
                                               Shares                 Amount
================================================================================
Class A
Shares sold                                   1,849,476            $23,580,704
Shares reacquired                              (122,273)            (1,692,017)
--------------------------------------------------------------------------------
Net Increase                                  1,727,203            $21,888,687
================================================================================
Class B
Shares sold                                   3,197,049            $40,168,302
Shares reacquired                              (138,643)            (1,957,496)
--------------------------------------------------------------------------------
Net Increase                                  3,058,406            $38,210,806
================================================================================
Class L
Shares sold                                   2,806,769            $33,893,337
Shares reacquired                               (87,150)            (1,195,570)
--------------------------------------------------------------------------------
Net Increase                                  2,719,619            $32,697,767
================================================================================
Class Y
Shares sold                                         351            $     3,912
--------------------------------------------------------------------------------
Net Increase                                        351            $     3,912
================================================================================

+ For the period April 14, 2003 (inception date) to November 30, 2003.

8. Income Tax Information and Distributions to Shareholders

At November 30, 2003, the tax basis components of distributable earnings were:

================================================================================
Undistributed ordinary income                                        $ 3,464,456
--------------------------------------------------------------------------------
Unrealized appreciation                                               20,924,041
================================================================================

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sale loss deferrals.

For the period ended November 30, 2003, the Fund did not make any distributions.

9. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.


           16   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


           17   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout the period ended November 30:

                                                 Class A Shares   Class B Shares
                                                 --------------   --------------
                                                   2003(1)(2)       2003(1)(2)
================================================================================
Net Asset Value, Beginning of Period               $    11.40       $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                   (0.05)           (0.12)
  Net realized and unrealized gain                       4.30             4.29
--------------------------------------------------------------------------------
Total Income From Operations                             4.25             4.17
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $    15.65       $    15.57
--------------------------------------------------------------------------------
Total Return++                                          37.28%           36.58%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $   27,028       $   47,626
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                               1.75%            2.53%
  Net investment loss                                   (0.59)           (1.38)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                    24%              24%
================================================================================

                                                 Class L Shares   Class Y Shares
                                                 --------------   --------------
                                                   2003(1)(2)       2003(1)(2)
================================================================================
Net Asset Value, Beginning of Period               $    11.40       $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                   (0.12)           (0.08)
  Net realized and unrealized gain                       4.29             4.25
--------------------------------------------------------------------------------
Total Income From Operations                             4.17             4.17
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $    15.57       $    15.57
--------------------------------------------------------------------------------
Total Return++                                          36.58%           36.58%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $   42,351       $        5
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                               2.52%            1.94%
  Net investment loss                                   (1.38)           (0.85)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                    24%              24%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   For the period April 14, 2003 (inception date) to November 30, 2003.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


           18   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Classic Values Fund ("Fund") of Smith Barney Investment Trust ("Trust") as of November 30, 2003, and the related statement of operations, the statement of changes in net assets and financial highlights for the period from April 14, 2003 (commencement of operations) to November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2003, and the results of its operations, the changes in its net assets and financial highlights for the period from April 14, 2003 to November 30, 2003, in conformity with accounting principles generally accepted in the United States of America.


                                                           /s/ KPMG LLP


New York, New York
January 13, 2004


           19   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the Smith Barney Classic Values Fund ("Fund") are managed under the direction of the Smith Barney Investment Trust ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                                     Number of          Other
                                                                         Principal                 Portfolios in        Board
                                 Position(s)   Term of Office*          Occupation(s)               Fund Complex      Memberships
                                     Held       and Length of           During Past                 Overseen by         Held by
Name, Address and Age             with Fund      Time Served             Five Years                   Trustee           Trustee
====================================================================================================================================
Non-Interested Trustees:

Herbert Barg**                     Trustee          Since        Retired                                42             None
1460 Drayton Lane                                   2000
Wynewood, PA 19096
Age 80

Dwight B. Crane                    Trustee          Since        Professor, Harvard Business            49             None
Harvard Business School                             2000         School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett                    Trustee          Since        President -- Dorsett McCabe            27             None
201 East 62nd Street                                2000         Capital Management Inc.;
New York, NY 10021                                               Chief Investment Officer of
Age 73                                                           Leeb Capital Management, Inc.
                                                                 (since 1999)

Elliot S. Jaffee                   Trustee          Since        Chairman of The Dress Barn Inc.        27        The Dress Barn
The Dress Barn Inc.                                 2000                                                          Inc. Zweig Total
Executive Office                                                                                                  Return Fund; Zweig
30 Dunnigan Drive                                                                                                 Fund, Inc.
Sufferin, NY 10901
Age 77

Stephen E. Kaufman                 Trustee          Since        Attorney                               55             None
Stephen E. Kaufman PC                               2000
277 Park Avenue, 47th Floor
New York, NY 10172
Age 71

Joseph J. McCann                   Trustee          Since        Retired                                27             None
200 Oak Park Place                                  2000
Suite One
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.             Trustee          Since        Chief Executive Officer                27             None
P.O. Box 5388                                       2000         Performance Learning
West Lebannon, NH 03784                                          Systems
Age 71


           20   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                     Number of          Other
                                                                         Principal                 Portfolios in        Board
                                 Position(s)   Term of Office*          Occupation(s)               Fund Complex      Memberships
                                     Held       and Length of           During Past                 Overseen by         Held by
Name, Address and Age             with Fund      Time Served             Five Years                   Trustee           Trustee
====================================================================================================================================
Interested Trustee:

R. Jay Gerken, CFA***             Chairman,         Since        Managing Director of Citigroup         221            None
Citigroup Asset Management        President         2002         Global Markets Inc. ("CAM");
("CGM");                          and                            Chairman, President and Chief
399 Park Avenue, 4th Floor        Chief                          Executive Officer of Smith
New York, NY 10022                Executive                      Barney Fund Management LLC
Age 52                            Officer                        ("SBFM"), Travelers Investment
                                                                 Adviser, Inc. ("TIA") and Citi
                                                                 Fund Management, Inc. ("CFM");
                                                                 President and Chief Executive
                                                                 Officer of certain mutual funds
                                                                 associated with Citigroup Inc.
                                                                 ("Citigroup"); formerly,
                                                                 Portfolio Manager of Smith
                                                                 Barney Allocation Series Inc.
                                                                 (from 1996 to 2001) and Smith
                                                                 Barney Growth and Income Fund
                                                                 (from 1996 to 2000)

Officers:

Andrew B. Shoup                   Senior Vice       Since        Director of CAM; Senior Vice           N/A             N/A
CAM                               President         2003         President and Chief
125 Broad Street, 10th Floor      and Chief                      Administrative Officer of
New York, NY 10004                Adminis-                       mutual funds associated with
Age 47                            trative                        Citigroup; Head of
                                  Officer                        International Funds
                                                                 Administration of CAM (from
                                                                 2001 to 2003); Director of
                                                                 Global Funds Administration of
                                                                 CAM (from 2000 to 2001); Head
                                                                 of U.S. Citibank Funds
                                                                 Administration of CAM (from
                                                                 1998 to 2000)

Richard L. Peteka                 Chief             Since        Director of CGM; Chief Financial       N/A             N/A
CAM                               Financial         2002         Officer and Treasurer of certain
125 Broad Street, 10th Floor      Officer and                    mutual funds associated with
New York, NY 10004                Treasurer                      Citigroup; Director and Head of
Age 42                                                           Internal Control for CAM U.S.
                                                                 Mutual Fund Administration
                                                                 (from 1999 to 2002); Vice
                                                                 President, Head of Mutual Fund
                                                                 Administration and Treasurer at
                                                                 Oppenheimer Capital (from 1996
                                                                 to 1999)

Robert A. Olstein                 Investment        Since        Chairman and President, The            N/A             N/A
Olstein & Associates, L.P.        Officer           2003         Olstein Financial Alert Fund
4 Manhattanville Road                                            (since 1995); Chairman, Chief
Purchase, NY 10577                                               Executive Officer, and Chief
Age 61                                                           Investment Officer, Olstein &
                                                                 Associates, L.P. (since 2000);
                                                                 Chairman, Chief Executive
                                                                 Officer, Chief Investment
                                                                 Officer and President Olstein &
                                                                 Associates, L.P. (from 1994 to
                                                                 2000); President, Olstein, Inc.
                                                                 (since 1994)


           21   Smith Barney Classic Values Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                     Number of          Other
                                                                         Principal                 Portfolios in        Board
                                 Position(s)   Term of Office*          Occupation(s)               Fund Complex      Memberships
                                     Held       and Length of           During Past                 Overseen by         Held by
Name, Address and Age             with Fund      Time Served             Five Years                   Trustee           Trustee
====================================================================================================================================
Kaprel Ozsolak                   Controller         Since        Vice President of CGM;                 N/A             N/A
CAM                                                 2002         Controller of certain funds
125 Broad Street, 11th Floor                                     associated with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel                Secretary          Since        Managing Director and General          N/A             N/A
CAM                              and Chief          2003         Counsel of Global Mutual Funds
300 First Stamford Place         Legal Officer                   for CAM and its predecessor
4th Floor                                                        (since 1994); Secretary of CFM;
Stamford, CT 06902                                               Secretary and Chief Legal
Age 48                                                           Officer of mutual funds
                                                                 associated with Citigroup

----------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**    Mr. Barg became Trustee Emeritus on December 31, 2003.
*** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.


           22   Smith Barney Classic Values Fund | 2003 Annual Report

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

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
CLASSIC VALUES FUND
--------------------------------------------------------------------------------

TRUSTEES

Herbert Barg*
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Robert A. Olstein
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

SUB-ADVISER

Olstein & Associates, L.P.

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

* Mr. Barg became Trustee Emeritus on December 31, 2003.

Smith Barney Investment Trust
================================================================================

Smith Barney Classic Values Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

This report is submitted for the general information of shareholders of Smith Barney Investment Trust -- Smith Barney Classic Values Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CLASSIC VALUES FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


www.smithbarneymutualfunds.com


(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02889 1/04                                                             03-5873

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Dwight B. Crane, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: January 30, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: January 30, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Investment Trust

Date: January 30, 2004